Inventories - Summary of Inventories (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Inventories	$ 100,137	$ 80,479	$ 53,324	$ 27,149
Refined products [member]
Disclosure of inventories [line items]
Inventories	59,971	50,563	33,583
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	33,066	24,756	14,571
Products in process [member]
Disclosure of inventories [line items]
Inventories	1,966	2,259	1,177
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 5,134	$ 2,901	$ 3,993